Recapitalization Plan	12 Months Ended
Dec. 31, 2011
Recapitalization Plan [Abstract]
Recapitalization Plan
(3)	Recapitalization Plan

The Company's pursuit of strategic alternatives to raise capital and strengthen its consolidated balance sheet resulted in obtaining shareholder approval of an increase in authorized shares of Company Common Stock to 1,000,000,000 shares, effective September 28, 2010, to provide the Company with sufficient shares authorized to implement its recapitalization plan. On that date, the par value of the Common Stock was also changed from $0.625 to $0.01 per share.

On September 30, 2010, institutional investors (the "Investors") purchased $235.0 million worth of common shares, or 23,500,000 shares, at $10.00 per share in the initial closing ("First Closing") under the Company's $255.0 million private placement (the "Private Placement") in the respective amounts listed below.

Registered Name	Number of Shares Issued
Carlyle Financial Services Harbor, L.P.	6,598,278
ACMO-HR, L.L.C.	6,120,807
CapGen Capital Group VI, L.P.	4,568,951
M.H. Davidson & Co.	62,452
Davidson Kempner Partners	434,789
Davidson Kempner Institutional Partners, L.P.	879,551
David Kempner International, Ltd.	1,013,479
Davidson Kempner Distressed Opportunities International, Ltd.	231,893
Davidson Kempner Distressed Opportunities Funds L.P.	108,819
Fir Tree Value Master Fund, L.P.	1,807,753
Fir Tree REOF II Master Fund, LLC	923,228
C12 Protium Value Opportunities Ltd.	750,000

Total Number of Shares	23,500,000

The shares were offered and sold in compliance with the exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC. Furthermore, CapGen Capital Group VI, LP ("CapGen") has received approval from the Board of Governors of the Federal Reserve System to become a bank holding company for the Company and its bank subsidiaries. As a result, CapGen is permitted to exercise future control over the Company.

On September 30, 2010, pursuant to an exchange agreement (the "Exchange Agreement") with the United States Department of the Treasury (the "Treasury"), the Company exchanged 80,347 shares of its outstanding Fixed-Rate Cumulative Perpetual Series C preferred stock ("Series C Preferred") held by the Treasury for newly-created convertible shares of Series C-1 preferred stock ("Series C-1 Preferred") and converted such shares of Series C-1 Preferred into 2,089,022 shares of Common Stock. Also on that date, the terms of the outstanding Treasury warrant were amended to provide for the purchase of up to 53,035 shares of Common Stock at an exercise price of $10.00 per share for a ten-year term following the issuance of the amended warrant to Treasury. These transactions were conducted in compliance with the exemption from registration pursuant to Section 4(2) of the Securities Act.

As reported in the Company's Amendment No. 2 to its Schedule TO, filed on October 1, 2010, on September 29, 2010, the Company exchanged 876,240 newly-issued shares of Common Stock described therein for previously outstanding shares of Series A and B preferred stock tendered by preferred shareholders in exchange offers (the "Exchange Offers") with holders of such preferred stock. The Exchange Offers were exempted from registration under Section 3(a)(9) of the Securities Act.

On September 30, 2010, the Company sent irrevocable conversion notices to the holders of all remaining outstanding shares of Series A and Series B preferred stock. Each share remaining of Series A and Series B preferred stock was automatically cancelled and converted into the right to receive 15 common shares upon delivery of the Series A and Series B preferred stock certificates to the Company, for an aggregate issuance of 36,000 common shares. Such conversion was also exempt from registration under Section 3(a)(9) of the Securities Act.

On September 30, 2010, the Company issued a warrant to purchase 313,875 shares of Common Stock to Carlyle Investment Management LLC, which also received a $3.0 million cash fee, warrants to purchase 941,623 shares of Common Stock to ACMO-HR L.L.C., and warrants to purchase 470,812 shares of Common Stock to CapGen Capital Group VI L.P. The warrants have a strike price of $10.00 per share and ten year lives. Both standard warrants and contingent warrants were issued in the transaction. Standard warrants are immediately exerciseable. Contingent warrants may only be exercised upon or after the earlier of (1) the written stay of the Written Agreement (as defined below) and (2) the occurrence of a "sale event" as defined in the applicable warrant agreement. These transactions were conducted in compliance with the exemption from registration contained in Section 4(2) of the Securities Act and Rule 506.

On November 15, 2010, the Company commenced a rights offering (the "Rights Offering") providing holders of Common Stock as of 5:00 p.m. Eastern Time on September 29, 2010, with a non-transferable right to purchase newly issued shares of Common Stock at $10.00 per share, the same price paid by Investors and Treasury. The holders of Common Stock who received the related purchase rights ("Rights") were shareholders who held common shares immediately before the First Closing of the aforementioned Private Placement, including holders of Series A Preferred and Series B Preferred who tendered their Series A Preferred and Series B Preferred in the Exchange Offers. The Rights Offering expired on December 10, 2010. The Rights Offering raised a total of $9.7 million in new capital before offering expenses through the sale of 974,091 shares of Common Stock at $10.00 per share.

Neither the Treasury nor the Investors were issued any Rights in the Rights Offering. However, the Investment Agreements contained certain backstop commitments obligating the Investors to purchase any remaining unsold shares after the expiration of the Rights Offering, assuming certain conditions were met (the "Backstop"). On December 28, 2010, the Investors honored such commitments, purchasing $30.3 million worth of Common Stock at $10.00 per share or 3,025,910 shares.

Also on December 28, 2010, the Investors purchased the remaining $20 million worth of shares of Common Stock or 2,000,000 shares pursuant to the second closing of the Private Placement (the "Second Closing"). The table below illustrates the combined total respective amounts of shares of Common Stock purchased by each of the Investors on December 28, 2010 (including both the Second Closing and Backstop issuances).

Registered Name	Number of Shares Issued
Carlyle Financial Services Harbor, L.P.	1,272,414
ACMO-HR, L.L.C.	1,073,201
CapGen Capital Group VI, L.P.	1,472,760
M.H. Davidson & Co.	4,559
Davidson Kempner Partners	31,739
Davidson Kempner Institutional Partners, L.P.	64,205
David Kempner International, Ltd.	73,982
Davidson Kempner Distressed Opportunities International, Ltd.	16,928
Davidson Kempner Distressed Opportunities Funds L.P.	7,943
Fir Tree Value Master Fund, L.P.	506,962
Fir Tree REOF II Master Fund, LLC	67,394
C12 Protium Value Opportunities Ltd.	433,823

Total Number of Shares	5,025,910

In addition, as a result of the Second Closing, Backstop, and related transactions, on December 28, 2010, the amount of common shares for which certain outstanding Company warrants are exercisable automatically increased pursuant to the terms of such warrants. The underlying share amounts increased by the following amounts: 19,999 shares under a warrant issued to Carlyle Investment Management LLC; 59,995 shares under warrants issued to ACMO-HR, L.L.C.; and 29,998 shares under warrants issued to CapGen.

Because of the capitalization transactions, certain of the Company's deferred tax assets may be limited in the future. However, since the Company currently provides an allowance against all of the net deferred tax assets, any such limitation would not have an impact on the Company's financial position at December 31, 2011. Such limitation, however, will impact the amount of deferred tax valuation allowance that may ultimately be reversed, if appropriate.